Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows provided by (used in) operating activities
Net earnings (loss)	$ 210.9	$ 175.1	$ (0.9)
Less: Earnings from discontinued operations	(42.5)	(30.3)	(9.7)
Earnings (loss) from continuing operations	168.4	144.8	(10.6)
Noncash items included in earnings from continuing operations:
Depreciation	96.6	85.6	114.6
Amortization	45.8	44.6	44.7
Share-based compensation	11.1	10.2	7.7
Deferred income taxes	22.6	18.5	(41.6)
Gain on sale of assets	(3.3)	(2.3)	(0.2)
Non-cash gain on transfer of land	0	0	(8.9)
Non-cash pension settlement charge	0	0	12.2
Asset impairment charges	0	0	4.3
Loss on early extinguishment of debt	0.3	0.8	9.1
Unrealized loss (gain) on derivative instruments	2.1	(0.8)	(5.7)
Other	0	0.3	1.1
Changes in operating assets and liabilities (excluding effects of divestiture):
Trade accounts receivable	(38.8)	(39.0)	100.3
Other receivables	11.8	(6.2)	19.6
Inventories	(30.2)	(21.5)	219.4
Other assets	(3.8)	2.5	5.5
Accounts payable	22.9	41.1	17.6
Accrued expenses	(12.2)	29.6	26.6
Income taxes payable	(4.2)	4.0	13.2
Other liabilities	(54.1)	(72.5)	(9.8)
Net cash provided by operating activities of continuing operations	235.0	239.7	519.1
Net cash (used in) provided by operating activities of discontinued operations	(23.2)	39.1	46.2
Net cash provided by operating activities	211.8	278.8	565.3
Cash flows provided by (used in) investing activities:
Additions to plants, equipment and facilities	(116.5)	(115.6)	(175.5)
Net proceeds received on sale of assets	8.9	5.4	7.0
Net cash used in investing activities of continuing operations	(107.6)	(110.2)	(168.5)
Net cash provided by (used in) investing activities of discontinued operations	149.9	(15.3)	(18.4)
Net cash provided by (used in) investing activities	42.3	(125.5)	(186.9)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt	0	0	390.2
Payments on long-term debt	(5.9)	(34.3)	(532.8)
Change in short-term borrowings	(2.8)	(4.9)	(29.9)
Cash dividends	(27.1)	(3.8)	(9.2)
Proceeds from the exercise of stock options	8.1	20.5	7.4
Purchase of treasury stock	(196.1)	0	0
Excess tax benefits from share-based payment arrangements	1.5	2.9	0
Net cash settlement of cross currency swaps	0	(14.0)	0
Other	10.8	0	0
Net cash used in financing activities	(211.5)	(33.6)	(174.3)
Effect of currency rate changes on cash and cash equivalents	(10.1)	1.9	2.3
Increase in cash and cash equivalents	32.5	121.6	206.4
Cash and cash equivalents, beginning of period	383.3	261.7	55.3
Cash and cash equivalents, end of period	$ 415.8	$ 383.3	$ 261.7